Oppenheimer Main Street Fund/VA
The Fund Summary
Investment Objective.
The Fund seeks capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. The accompanying prospectus of the participating insurance company provides information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product. The fees and expenses of those products are not charged by the Fund and are not reflected in this table. Expenses would be higher if those fees were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Oppenheimer Main Street Fund/VA	Non-Service	Service
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oppenheimer Main Street Fund/VA	Non-Service Shares	Service Shares
Management Fees	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.13%	0.13%
Total Annual Fund Operating Expenses	0.79%	1.04%

Example.
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Sales charges and fees for the variable life insurance policy, variable annuity or other investment product offered by participating insurance companies are not charged by the Fund and are not reflected in the Example. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period during which such fee waivers and/or expense reimbursements are in effect. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows, whether or not you redeemed your shares:
Expense Example - Oppenheimer Main Street Fund/VA - USD ($)	1 Year	3 Years	5 Years	10 Years
Non-Service Shares	81	253	440	982
Service Shares	107	333	577	1,277

Expense Example, No Redemption - Oppenheimer Main Street Fund/VA - USD ($)	1 Year	3 Years	5 Years	10 Years
Non-Service Shares	81	253	440	982
Service Shares	107	333	577	1,277

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies.
The Fund mainly invests in common stocks of U.S. companies of different capitalization ranges. The Fund currently focuses on “larger capitalization” issuers, which are considered to be companies with market capitalizations equal to the companies in the Russell 1000 Index. The portfolio managers use fundamental research and quantitative models to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:
  a fundamental approach in analyzing issuers on factors such as a company’s financial performance and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
  quantitative models to rank securities within each sector to identify potential buy and sell candidates for further fundamental analysis. A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.
The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models. The Fund aims to maintain a broadly diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. The portfolio managers use the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.
Principal Risks.
The price of the Fund’s shares can go up and down substantially. The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. A variety of factors can affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.

Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.

Who Is the Fund Designed For? The Fund’s shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies. The Fund is designed primarily for investors seeking capital appreciation. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that focuses on stocks. The Fund is not designed for investors needing current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s Past Performance.
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Non-Service Shares performance from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. Charges imposed by the insurance accounts that invest in the Fund are not included and the returns would be lower if they were. The Fund’s past investment performance is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund’s website at: https://www.oppenheimerfunds.com/fund/MainStreetFundVA

During the period shown, the highest return before taxes for a calendar quarter was 18.50% (2nd Qtr 09) and the lowest return before taxes for a calendar quarter was -22.18% (4th Qtr 08).
The following table shows the average annual total returns before taxes for each class of the Fund’s shares.
Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Total Returns - Oppenheimer Main Street Fund/VA	1 Year	5 Years	10 Years	Inception Date
Non-Service Shares	11.62%	14.48%	6.53%	Jul. 05, 1995
Service Shares	11.30%	14.19%	6.25%	Jul. 12, 2000
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%